Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and deposits in banks	$ 129,967,486	$ 137,066,430	$ 156,581,272
Debt Securities at fair value through profit or loss	54,982,465	7,725,991
Derivative instruments	989,478	838,493
Other financial assets	18,886,290	8,391,566
Loans and other financing	257,421,195	300,731,589
Other financial institutions	1,839,258	5,418,127
Financial assets delivered as guarantee	14,292,358	14,530,739
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
TOTAL ASSETS	774,529,063	606,152,201
LIABILITIES
Deposits	696,415	427,702
Financial sector	598,581,257	456,764,409
Other financial liabilities	49,215,887	30,181,836
Subordinated Corporate Bonds	34,300,292	33,098,040
Other non financial liabilities	30,356,941	13,776,518
TOTAL LIABILITIES	622,983,252	461,759,370
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	105,720,560	96,598,721
Debt Securities at fair value through profit or loss	5,957	336,603
Derivative instruments	687,572	538,643
Other financial assets	4,977,237	5,105,215
Loans and other financing	23,343,858	53,059,132
Other financial institutions	21,234	827,986
From the non financial private sector and foreign Residents	23,322,624	52,231,146
Other debt securities	5,890,302	1,178,318
Financial assets delivered as guarantee	1,822,376	3,937,454
Equity Instruments at fair value through profit or loss	11,627	14,458
TOTAL ASSETS	142,459,489	160,768,544
LIABILITIES
Deposits	77,100,334	108,479,516
Non financial government sector	4,198,481	5,432,420
Financial sector	573,892	313,018
Non financial private sector and foreign residents	72,327,961	102,734,078
Other financial liabilities	18,449,094	7,144,736
Financing from Central Bank and other financial Institutions	469,614	2,784,926
Subordinated Corporate Bonds	34,300,292	33,098,040
Other non financial liabilities	20,313	33,981
TOTAL LIABILITIES	130,339,647	$ 151,541,199
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	105,194,576
Debt Securities at fair value through profit or loss	5,957
Derivative instruments	687,572
Other financial assets	4,977,237
Loans and other financing	23,343,858
Other financial institutions	21,234
From the non financial private sector and foreign Residents	23,322,624
Other debt securities	5,890,302
Financial assets delivered as guarantee	1,816,203
Equity Instruments at fair value through profit or loss	11,627
TOTAL ASSETS	141,927,332
LIABILITIES
Deposits	77,100,275
Non financial government sector	4,198,481
Financial sector	573,892
Non financial private sector and foreign residents	72,327,902
Other financial liabilities	18,348,283
Financing from Central Bank and other financial Institutions	469,614
Subordinated Corporate Bonds	34,300,292
Other non financial liabilities	20,313
TOTAL LIABILITIES	130,238,777
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	332,411
Financial assets delivered as guarantee	6,173
TOTAL ASSETS	338,584
LIABILITIES
Deposits	59
Non financial private sector and foreign residents	59
Other financial liabilities	90,618
TOTAL LIABILITIES	90,677
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	19,495
TOTAL ASSETS	19,495
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	174,078
TOTAL ASSETS	174,078
LIABILITIES
Other financial liabilities	10,193
TOTAL LIABILITIES	$ 10,193